CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible Preferred Shares	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Beginning balance , convertible preferred share at Dec. 31, 2018	$ 179,895
Beginning balance , convertible preferred share (shares) at Dec. 31, 2018	51,881,022
Balance at Dec. 31, 2018		$ 0	$ 4,519	$ (59)	$ (155,720)	$ (151,260)
Balance (shares) at Dec. 31, 2018		11,645,310
Effect of adopting ASU 2014-09, Revenue from Contracts with Customers (Topic 606), net					7,511	7,511
Issuance of series E-2 preferred shares, net	$ 11,667
Issuance of series E-2 preferred shares, net (shares)	1,089,549
Issuance of series E-3 preferred shares, net	$ 25,558
Issuance of series E-3 preferred shares, net (shares)	1,947,126
Issuance of Series F convertible preferred shares, net	$ 44,875
Issuance of Series F convertible preferred shares, net (shares)	2,051,744
Exercise of share options		$ 835,743	512			512
Share based compensation		0	3,080	0	0	3,080
Other comprehensive income		0	0	85	0	85
Net loss attributable to WalkMe Ltd. including adjustment to redeemable non-controlling interest		0	(475)	0	(49,422)	(49,897)
Ending balance, convertible preferred share at Dec. 31, 2019	$ 261,995
Ending balance, convertible preferred share (shares) at Dec. 31, 2019	56,969,441
Balance at Dec. 31, 2019		$ 0	7,636	26	(197,631)	(189,969)
Balance (shares) at Dec. 31, 2019		12,481,053
Issuance of Series F convertible preferred shares, net	$ 38,495
Issuance of Series F convertible preferred shares, net (shares)	1,755,139
Exercise of share options		$ 0	789	0	0	789
Exercise of share options (shares)		1,291,947
Share based compensation		$ 0	14,017	0	0	14,017
Deemed dividend to ordinary shareholders		0	4,569	0	(4,569)	0
Other comprehensive income		0	0	105	0	105
Net loss attributable to WalkMe Ltd. including adjustment to redeemable non-controlling interest		0	(5,487)	0	(43,714)	(49,201)
Ending balance, convertible preferred share at Dec. 31, 2020	$ 300,490					$ 300,490
Ending balance, convertible preferred share (shares) at Dec. 31, 2020	58,724,580					58,724,580
Balance at Dec. 31, 2020		$ 0	21,524	131	(245,914)	$ (224,259)
Balance (shares) at Dec. 31, 2020		13,773,000
Issuance of Series F convertible preferred shares, net	$ 10,000
Issuance of Series F convertible preferred shares, net (shares)	455,942
Issuance of ordinary shares in connection with asset acquisition			776			776
Issuance of ordinary shares in connection with asset acquisition (shares)		33,150
Conversion of convertible preferred shares to ordinary shares upon initial public offering	$ (310,490)
Conversion of convertible preferred shares to ordinary shares upon initial public offering (shares)	(59,180,522)
Conversion of convertible preferred shares to ordinary shares upon initial public offering		$ 0	310,490	0	0	310,490
Conversion of convertible preferred shares to ordinary shares upon initial public offering (shares)		59,180,522
Issuance of ordinary shares upon initial public offering, net of underwriting discounts and commissions and other issuance costs		$ 0	263,911	0	0	263,911
Issuance of ordinary shares upon initial public offering, net of underwriting discounts and commissions and other issuance costs (shares)		9,250,000
Exercise of share options		$ 0	2,849	0	0	2,849
Exercise of share options (shares)		1,517,334
Share based compensation		$ 0	27,332	0	0	27,332
Other comprehensive income		0		324	0	324
Net loss attributable to WalkMe Ltd. including adjustment to redeemable non-controlling interest		0	(16,689)	0	(79,124)	(95,813)
Ending balance, convertible preferred share at Dec. 31, 2021						$ 0
Ending balance, convertible preferred share (shares) at Dec. 31, 2021						0
Balance at Dec. 31, 2021		$ 0	$ 610,193	$ 455	$ (325,038)	$ 285,610
Balance (shares) at Dec. 31, 2021		83,754,006